Investment Strategy - REX AI Chipmaking ETF	Sep. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to track the investment results, before fees and expenses, of the VettaFi AI Chipmaking Index (the “Index”), which tracks the performance of global companies driving the hardware backbone of the artificial intelligence (“AI”) boom by focusing on businesses essential to the chip manufacturing process, specifically “Wafer Fabrication Equipment”, “Advanced Packaging” and “Metrology” (defined below). The Index’s AI exposure may be indirect and Index constituents may not design, manufacture or sell AI chips directly and may derive significant revenues from broader semiconductor manufacturing activities. The Index is developed, maintained and sponsored by VettaFi LLC (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Adviser or the Fund’s distributor.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund will generally invest in all of the securities comprising the Index in approximate proportion to their weightings in the Index. The Fund may invest directly in equity securities traded on non-U.S. exchanges. Where an Index constituent’s ordinary shares trade on a non-U.S. exchange, the Fund may also invest in depositary receipts representing such securities, where such securities or receipts are included in the Index or where the Adviser believes they are appropriate to help the Fund track the Index.

As of September 14, 2026 the Index is comprised of 55 constituents. To be eligible for inclusion in the Index, a company must be listed on a select developed market exchange as determined by the Index Provider in accordance with the Index methodology. A “select developed market exchange” includes exchanges in jurisdictions that the Index Provider classifies as “developed” under the VettaFi Country Classification System (which encompasses 23 countries as of the date of this prospectus), with the Index Provider selecting the major exchanges from those jurisdictions. In addition, the company must meet the following criteria: (1) minimum market capitalization of $1 billion (reduced to $800 million for current constituents); (2) free-float (i.e., the portion of shares that are publicly available) of at least 20%; and (3) three-month average daily traded value of $1 million.

Companies whose business operations derive more than 50% of their revenues from one of the following three segments (collectively, “Chipmaking Enabling Companies” or “CECs”) are included in the Index:

1.	Wafer Fabrication Equipment - machinery and related subsystems used to build the foundational silicon (or “wafer”) used in AI chipmaking.

2.	Advanced Packaging - high-tech semiconductor assembly required to achieve the function, performance, and power gains required for complex AI architectures.

3.	Metrology - precision testing and measurement used in the AI chip manufacturing process for advanced chip yields.

Companies in the specialty chemicals sub-industry (as determined by the Index Provider) are not eligible for inclusion in the Index. This sub-industry includes companies that produce chemicals used in chip manufacturing (e.g., for cleaning, patterning, etching, and building microscopic layers on silicon wafers). Because these chemicals have broad applications beyond chipmaking, the Index methodology screens out the specialty chemicals sub-industry.

The Index is float-modified market capitalization weighted within each segment, with 50% of total Index weight allocated at each rebalance to the Wafer Fabrication Equipment segment, 25% allocated to the Advanced Packaging segment, and 25% allocated to the Metrology segment. Each constituent is subject to a maximum Index weight of 5% and a minimum Index weight of 0.3% at rebalance.

The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover.

The Fund will be concentrated (i.e., will invest more than 25% of its assets) in an industry or group of industries to the extent the Index is so concentrated. As of September 3, 2026, the Index had significant exposure to the semiconductors and semiconductor equipment industry, although this may change from time to time. As of September 3, 2026, the Index (and therefore the Fund) also had significant exposure to North America and Asia, although this may change from time to time. Because the Fund’s investments will change as the Index changes, the Fund may, at times, have significant exposure to a particular industry or group of industries or to geographic regions that it would not have had as of September 3, 2026. To the extent the Fund has significant exposure to a particular industry or group of industries or geographic region, the Fund may be exposed to the risks associated with that industry or group of industries or to that geographic region.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index.